Concentrations - Schedule of Customer Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	35.00%		43.00%		43.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	40.00%		42.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	23.00%		17.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	28.00%		25.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	13.00%		12.00%		22.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	10.00%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchas Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		[1]	15.00%		48.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchas Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		[1]	20.00%			[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchas Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	33.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchas Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	12.00%			[1]		[1]

[1]	Present the percentage less than 10%.